UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22706

The DMS Funds

(Exact Name of Registrant as Specified in Charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of Principal Executive Offices)(Zip Code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DMS NASDAQ India Bank Index Fund

Class A Shares (DAIBX)

 Class I Shares (DIIBX)

DMS NASDAQ India MidCap Index Fund

Class A Shares (DAIMX)

 Class I Shares (DIIMX)

DMS Baltic Index Fund

Class A Shares (DBABX)

 Class I Shares (DBIAX)

DMS Poland Large Cap Index Fund

Class A Shares (DAPLX)

 Class I Shares (DIPLX)

ANNUAL REPORT

September 30, 2014

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2014 (UNAUDITED)

Dear Investor,

In my letter to you last year, I wrote that I felt with the appointment of Mr. Raghuram Rajan as the Chairman of the Reserve Bank of India, the country was finally ready to tackle inflation and stabilize the currency. That indeed turned out to be true. Then with the election in May 2014 of a market friendly Prime Minister in Mr. Narendra Modi, I knew that the Indian capital markets would do exceptionally well. And this indeed did happen, with the stock markets hitting all-time highs. I believe that the next 5 to 10 years will be a bull market in Indian equities. In fact, there are some Indian stocks that are now trading at a premium. Our two Indian funds, the MidCap Index and the Bank Index have rallied in 2014, and Kiplinger Magazine named the MidCap fund the number 7 regional fund in their September issue. We have also made some positive changes when it comes to these funds which we believe should both increase the returns and dramatically lower the expenses. In June the NASDAQ, at our direction, complied indexes for both funds which when back tested, had returns far greater than those we were originally tracking. In addition to compiling these indexes, the NASDAQ had suggested that we cobrand the funds, which should give us a great deal of credibility, badly needed by a young mutual fund company. This should also help us when gathering assets. We have lowered both the brokerage and custody fees by approximately 50%, by negotiating an agreement with Kotak Mahindra Bank in Bombay.

When it comes to our two other funds, the Baltic Index and the Poland, the news is unfortunately, not as bright. With Mr. Putin of Russia flexing his military muscles in Eastern Europe, he has managed to create a degree of uncertainty in those markets, which is reflected in the share price. Consequently, the Board of Trustees has decided to close the Poland Fund. We are, however, great believers in the Baltic Economies and believe that the current downward pressure on the share price will ease in 2015, due mainly to certain measures the Baltic governments have put in place, to counter the sagging Russian economy. Russia is a major trading partner of the Baltic nations and they are now turning their attention to the Euro zone to replace Russia. That, indeed, is a step in the right direction.

Taking all the above into account; the changing of our index provider, custodial bank and broker for the two Indian funds, the returns subsequently suffered against the benchmark indexes as there was a period of time while the changes were in process. The MidCap Index Fund returned 42.23% against the CNX MidCap Index which was up 68.01%. Likewise, the Bank Index Fund returned 24.66% against the CNX Bank Index which was up 63.99%. However, what also helped depress the Bank Index returns were the restrictions that SEBI had placed on some of the stocks, whereby we as foreign investors were not allowed to purchase them. We feel that the latest election in India will cause most of those restrictions to be lifted. In fact, we have recently seen stocks sell at a premium, which was until now unheard of.

In the case of the Baltic Fund we did change brokers and custody bank to SwedBank, the largest Swedish Bank, but luckily the process was far smoother than what happened in India. The Baltic Index Fund returned -12.67% against the OMXBBGI Benchmark which was -14.51%, actually beating the benchmark index. The Poland Fund returned -2.84% against the WIG20, which is the benchmark index for the Warsaw Stock Exchange up 3.15% for the same time period.

Finally, I am still a great believer in the developing markets of the world. By the way, a term I am now using to replace that of the Emerging and Frontier markets, as a clear delineation between them no longer exists. The recent elections held in some of these countries, especially in India and Indonesia bodes well for them and to developing nations as a whole. We, at DMS Funds will still be looking to grow the company by introducing other mutual funds based on benchmark indexes in developing markets, but have decided to take a step back and grow the funds we already have in existence, before moving on.

So, in closing, I will call 2014 a transitional year for us, between 2013 which was a tough year in those markets and 2015, which I believe will be the breakout year in our company.

DMS NASDAQ INDIA BANK INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Average Annualized Total Returns

	One Year	Since Inception	Ending Value
DMS NASDAQ India Bank Index Fund – Class A (With Load)	18.15%	-1.34%	$ 9,773
DMS NASDAQ India Bank Index Fund – Class A (Without Load)	24.44%	1.70%	$ 10,291
DMS NASDAQ India Bank Index Fund – Class I	24.66%	1.95%	$ 10,334
CNX Bank Index	63.99%	6.06%	$ 11,054

This chart assumes an initial investment of $10,000 made on the closing of January 16, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

CNX Bank Index is a free float capitalization-weighted index comprised of the most liquid and large capitalized Indian Banking stocks. The index will have 12 stocks from the banking sector, which trade on the National Stock Exchange. The index was developed with a base value of 1000 as of January 1, 2000.

If you purchase shares of the DMS NASDAQ India Bank Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS NASDAQ INDIA MIDCAP INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Average Annualized Total Returns

	One Year	Since Inception	Ending Value
DMS NASDAQ India MidCap Index Fund – Class A (With Load)	34.95%	4.13%	$ 10,830
DMS NASDAQ India MidCap Index Fund – Class A (Without Load)	42.01%	6.89%	$ 11,403
DMS NASDAQ India MidCap Index Fund – Class I	42.23%	7.18%	$ 11,464
CNX MidCap Index	68.01%	12.96%	$ 12,712

This chart assumes an initial investment of $10,000 made on the closing of October 9, 2012 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The CNX Midcap Index is a free float capitalization-weighted index designed to represent the midcap segment of the market in India. The index was developed with a base value of 1000 as of January 1, 2003. This index replaces the old CNX Midcap 200 Index which was discontinued effective July 18, 2005.

If you purchase shares of the DMS NASDAQ India MidCap Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS BALTIC INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Average Annualized Total Returns

	One Year	Since Inception	Ending Value
DMS Baltic Index Fund – Class A (With Load)	-17.20%	-14.31%	$ 8,091
DMS Baltic Index Fund – Class A (Without Load)	-12.88%	-11.02%	$ 8,520
DMS Baltic Index Fund – Class I	-12.67%	-10.79%	$ 8,550
OMXBBGI Index	-14.51%	-4.98%	$ 9,323

This chart assumes an initial investment of $10,000 made on the closing of May 17, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The OMXBBGI Index includes the largest and most traded stocks on the NASDAQ OMX Baltic market.  This is an index of the investment return of thirty-one of the largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania). These three countries are commonly known as the Baltic States.

If you purchase shares of the DMS Baltic Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS POLAND LARGE CAP INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Average Annualized Total Returns

	One Year	Since Inception	Ending Value
DMS Poland Large Cap Index Fund – Class A (With Load)	-8.00%	-7.58%	$ 9,122
DMS Poland Large Cap Index Fund – Class A (Without Load)	-3.17%	-3.40%	$ 9,605
DMS Poland Large Cap Index Fund – Class I	-2.84%	-3.11%	$ 9,638
WIG20 Index	3.15%	9.59%	$ 11,128

This chart assumes an initial investment of $10,000 made on the closing of July 31, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The WIG20 Index is a modified capitalization-weighted index of 20 Polish stocks which are listed on the main market. The Index is the underlying instrument for futures transactions listed on the Warsaw Stock Exchange. The base value was set to 1000 as of April 16, 1994.

If you purchase shares of the DMS Poland Large Cap Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS NASDAQ India Bank Index Fund

Portfolio Illustration

September 30, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS NASDAQ India MidCap Index Fund

Portfolio Illustration

September 30, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

DMS Baltic Index Fund

Portfolio Illustration

September 30, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

DMS Poland Large Cap Index Fund

Portfolio Illustration

September 30, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

DMS NASDAQ India Bank Index Fund
	Schedule of Investments
	September 30, 2014

Shares		Value

COMMON STOCKS *** - 32.65%

Banking - 32.65%
1,240	Axis Bank Ltd.	$ 7,584
150	Bank of Baroda	2,192
171	Bank of India	642
114	Canara Bank Ltd.	648
1,479	HDFC Bank Ltd.	20,899
924	ICICI Bank Ltd.	21,448
340	IndusInd Bank Ltd.	3,422
303	Kotak Mahindra Bank Ltd.	4,971
204	State Bank of India	8,079
201	Union Bank of India	614
212	Yes Bank Ltd.	1,918
TOTAL FOR COMMON STOCKS (Cost $47,600) - 32.65%		72,417

SHORT TERM INVESTMENTS - 70.76%
156,938	Fidelity Money Market Portfolio Institutional Class (Cost $156,938) 0.01% **	156,938

TOTAL INVESTMENTS (Cost $204,538) - 103.41%		229,355

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.41)%		(7,575)

NET ASSETS - 100.00%		$ 221,780

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
*** Country breakdown is 100% India.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund
	Schedule of Investments
	September 30, 2014

Shares		Value

COMMON STOCKS *** - 29.32%

Agrochemicals - 0.49%
452	Jain Irrigation Systems Ltd.	$ 596
49	Pfizer Ltd.	1,319
		1,915
Auto - 0.40%
2,320	Ashok Leyland Ltd. *	1,546

Banks - 1.70%
238	Allahabad Bank	383
394	Andhra Bank	416
631	IDBI Bank Ltd.	622
145	Indian Bank	361
237	Indian Overseas Bank	218
410	Jammu & Kashmir Bank Ltd.	938
178	Karur Vysya Bank Ltd.	1,529
204	Oriental Bank of Commerce	759
198	Syndicate Bank	350
228	Uco Bank	294
244	Union Bank of India	746
		6,616
Cement Products - 1.05%
432	India Cements Ltd. *	787
241	The Ramco Cements Ltd.	1,257
15	Shree Cement Ltd.	2,040
		4,084
Chemicals - 1.38%
310	Tata Chemicals Ltd.	2,005
610	UPL Ltd.	3,359
		5,364
Computer Software - 0.91%
9	Oracle Financial Services Software Ltd.	501
75	Tech Mahindra Ltd.	3,024
		3,525
Construction - 0.87%
112	Bhushan Steel Ltd.	213
2,472	GMR Infrastructure Ltd.	702
450	Housing Development & Infrastructure Ltd. *	609
234	Irb Infrastructure Developers Ltd.	876
144	Mphasis Ltd.	1,000
		3,400
Consumer - 3.05%
55	Bata India Ltd.	1,180
100	Britannia Industries Ltd.	2,254
53	Gitanjali Gems Ltd. *	55
51	Jubilant Foodworks Ltd. *	1,016
458	Marico Ltd.	2,299
9	Marico Kay Enterprises Ltd. *	88
17	Procter & Gamble Hygiene & Health Care Ltd.	1,480
761	Tata Global Beverages Ltd.	1,964
132	United Breweries Ltd.	1,522
		11,858
Diversified - 2.06%
83	Aditya Birla Nuvo Ltd.	2,178
96	Century Textile & Industries Ltd.	846
337	Max India Ltd.	1,746
507	Motherson Sumi Systems Ltd.	3,248
		8,018
Electrical Equipment - 0.20%
185	Havell's India Ltd.	793

Electronics - 0.47%
38	Bharat Electronics Ltd.	1,225
677	Dish TV India Ltd. *	590
		1,815
Engineering - 1.48%
102	Abb Ltd.	1,900
128	Engineers India Ltd.	507
638	Pipavav Defence & Offshore Engineering Co. Ltd. *	398
76	Thermax Ltd.	1,130
467	Voltas Ltd.	1,827
		5,762
Financial - 3.15%
100	Bajaj Finserv Ltd.	1,829
529	Hexaware Technologies Ltd.	1,723
909	Indiabulls Housing Finance Ltd.	5,927
506	Indiabulls Real Estate Ltd.	553
208	Mahindra & Mahindra Financial Services Ltd.	921
176	Reliance Capital Ltd.	1,298
		12,251
Gas - 0.70%
609	Petronet Lng Ltd.	1,854
126	Indraprastha Gas Ltd.	856
		2,710
Healthcare - 1.67%
148	Apollo Hospitals Enterprises Ltd.	2,686
98	Cadila Healthcare Ltd.	2,098
390	Opto Circuits (I) Ltd. *	136
126	Piramal Enterprises Ltd.	1,564
		6,484
Hotels - 0.39%
956	Indian Hotels Co. Ltd. *	1,510

Industrial - 0.20%
153	Godej Industries Ltd.	762

Media & Entertainment - 0.14%
102	Sun TV Network Ltd.	558

Mining - 0.29%
427	Hindustan Zinc Ltd.	1,113

Oil - 0.53%
295	Castrol Ltd.	2,051

Oil Production - 0.69%
346	Hindustan Petroleum Corp. Ltd.	2,701

Paints - 0.23%
30	Kansai Nerolac Paints Ltd.	916

Personal Care - 0.51%
125	Godrej Consumer Products Ltd.	2,001

Pharmaceuticals - 3.36%
242	Aurobindo Pharma Ltd.	3,794
132	Biocon Ltd.	1,065
136	Divi's Laboratories Ltd.	3,965
221	Glenmark Pharmaceuticals Ltd.	2,583
16	Sanofi India Ltd.	842
73	Strides Arcolab Ltd.	844
		13,093
Power - 0.95%
565	JSW Energy Ltd.	647
97	Cesc Ltd.	1,178
2,809	NHPC Ltd.	885
282	Torrent Power Ltd.	621
540	Adani Power Ltd. *	379
		3,710
Real Estate - 0.15%
1,896	Unitech Ltd. *	579

Refineries - 0.22%
558	Gujarat State Petronet Ltd.	846

Rubbers & Plastics - 0.84%
3	MRF Ltd.	1,588
502	Apollo Tyres Ltd.	1,656
		3,244
Shipping - 0.33%
186	Great Eastern Shipping Co. Ltd.	1,301

Steel Products - 0.86%
251	Bharat Forge Ltd.	3,346

Textiles - 0.05%
6	Welspun Enterprises Ltd. *	18
132	Welspun Corp. Ltd.	166
		184

TOTAL FOR COMMON STOCKS (Cost $85,881) - 29.32%		114,056

SHORT-TERM INVESTMENTS - 73.01%
284,001	Fidelity Money Market Portfolio Institutional Class (Cost $284,001) 0.01% **	284,001

TOTAL INVESTMENTS (Cost $369,882) - 102.33%		398,057

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.33)%		(9,051)

NET ASSETS - 100.00%		$ 389,006

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
*** Country breakdown is 100% India.
The accompanying notes are an integral part of these financial statements.

	DMS Baltic Index Fund
	Schedule of Investments
	September 30, 2014

Shares		Value

COMMON STOCKS - 84.75%

Apparel & Textile Products - 3.54%
1,070	Valmieras Stikla Skiedra (Latvia)	$ 5,420
8,238	Silvano Fashion Group AS, Class A (Estonia)	17,065
		22,485
Banking - 2.89%
50,417	Siauliu Bankas (Lithuania) *	18,340

Biotech & Pharmaceuticals - 3.31%
1,211	Grindeks (Latvia) *	9,270
1,317	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	11,794
		21,064
Construction Materials - 1.36%
8,138	Grigiskes (Lithuania)	8,635

Consumer Products - 6.52%
10,752	Pieno Zvaigzdes (Lithuania)	22,952
3,922	Rokiskio Suris (Lithuania)	7,679
7,534	Zemaitijos Pienas ORS (Lithuania) *	7,328
11,939	Agrowill Group (Lithuania) *	3,453
		41,412
Distribution/Wholesale-Consumer Staples - 3.92%
17,787	Linas Argo Group AB (Lithuania)	15,884
11,508	Premia Foods AS (Estonia)	9,056
		24,940
Electrical Equipment - 1.64%
3,175	AS Harju Elekter (Estonia)	10,427

Engineering & Construction Services - 3.76%
1,617	AS Merko Ehitus (Estonia)	14,603
2,710	Panevezio Statybos Trestas (Lithuania)	3,765
4,301	Nordecon International AS (Estonia)	5,487
		23,855
Hardware - 0.15%
432	SAF Tehnika (Latvia) *	955

Home & Office Products - 0.52%
160	Vilniaus Baldai AB (Lithuania)	3,314

Investment Management - 0.15%
114	Invl Baltic Farmland AB PVA (Lithuania) *	396
244	Invl Baltic Real Estate AB PVA (Lithuania) *	564
		960
Marine Transportation Services - 0.32%
4,224	Lativan Shipping (Lativa) *	2,054

Oil, Gas, & Coal - 1.65%
28,883	Klaipedos Nafta PVA (Lithuania)	10,507

Other Financial Services - 0.04%
21	Invl Technology AB PVA (Lithuania) *	268

Real Estate Operations & Services - 6.29%
3,894	City Service AB (Lithuania)	8,755
9,354	AS Pro Kapital Grupp (Estonia) *	31,192
		39,947
Retail Discretionary - 13.19%
412	Invalda PVA (Lithuania) *	1,483
8,262	Tallinna Kaubamaja AS (Estonia)	52,909
12,572	AS Baltika (Estonia) *	7,702
6,368	Apranga PVA (Lithuania)	21,717
		83,811
Telecommunications - 3.94%
26,705	Teo LT AB (Lithuania)	25,062

Transportation & Logistics - 16.78%
133,390	Tallink Group AS (Estonia)	106,651

Travel, Lodging, & Dining - 7.54%
18,599	Olympic Entertainment Group AS (Estonia)	47,925

Utilities - 7.24%
5,390	Lietuvos Dujos AB (Lithuania)	4,963
1,882	AS Tallinna Vesi, Class A (Estonia)	30,190
9,435	Lesto AB (Lithuania)	10,845
		45,998

TOTAL FOR COMMON STOCKS (Cost $643,395) - 84.75%		538,610

SHORT-TERM INVESTMENTS - 9.04%
57,435	Fidelity Money Market Portfolio Institutional Class (Cost $57,435) 0.01% **	57,435

TOTAL INVESTMENTS (Cost $700,830) - 93.79%		596,045

OTHER ASSETS LESS LIABILITIES - 6.21%		39,484

NET ASSETS - 100.00%		$ 635,529

Country Breakdown - as a % of Net Assets
Estonia	50.80%
Lithuania	29.31%
United States	9.04%
Latvia	4.64%

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
The accompanying notes are an integral part of these financial statements.

	DMS Poland Large Cap Index Fund
	Schedule of Investments
	September 30, 2014

Shares		Value

COMMON STOCKS *** - 50.39%

Banking - 19.46%
39	Alior Bank SA *	$ 1,000
125	Bank Pekao SA	7,330
27	Bank Zachodni Wbk SA	3,220
12	Mbank SA	1,783
695	Powszechna Kasa Oszczednosci Bank Polski S.A.	8,323
		21,656
Base Metals - 4.32%
126	KGHM Polska Miedz SA	4,813

Basic & Diversified Chemicals - 0.58%
465	Synthos SA	646

Coal Operations - 1.40%
51	Jastrzebska Spolka Weglowa SA *	496
32	Lubelski Wegiel Bogdanka SA	1,063
		1,559
Food Manufacturing - 0.32%
47	Kernel Holding SA *	353

Food Product Wholesalers - 0.65%
74	Eurocash SA	722

IT Services - 0.90%
71	Asseco Poland SA	999

Power Generation - 3.89%
683	PGE SA	4,325

Property & Casualty - 6.92%
53	Powszechny Zaklad Ubezpieczen	7,706

Refining & Marketing - 3.72%
57	Grupa Lotos SA *	484
294	Polski Koncern Naftorny Orlen	3,662
		4,146

Specialty Apparel Stores - 2.69%
1	LPP SA	2,989

Telecom Caririers - 1.96%
620	Orange Polska	2,181

Utility Networks - 3.58%
1,547	Polish Oil & Gas	2,363
1,002	Tauron Polska Energia SA	1,625
		3,988

TOTAL FOR COMMON STOCKS (Cost $63,023) - 50.39%		56,083

SHORT-TERM INVESTMENTS - 44.38%
49,403	Fidelity Money Market Portfolio Institutional Class (Cost $49,403) 0.01% *	49,403

TOTAL INVESTMENTS (Cost $112,426) - 94.77		105,486

LIABILITIES IN EXCESS OF OTHER ASSETS - 5.23%		5,823

NET ASSETS - 100.00%		$ 111,309

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
*** Country breakdown is 100% Poland.
The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Assets and Liabilities
September 30, 2014

Assets:	DMS NASDAQ India Bank Index Fund	DMS NASDAQ India MidCap Index Fund	DMS Baltic Index Fund	DMS Poland Large Cap Index Fund
Investments in Securities, at Value
(Cost $204,538, $369,882, $700,830, and $112,426 respectively)	$ 229,355	$ 398,057	$ 596,045	$ 105,486
Cash	250	250	11,700	250
Cash denominated in foreign currency (Cost $3,760, $3,750, $23,991, and $5,608)	3,799	3,821	22,108	5,179
Receivables:
Dividends and Interest	9	234	2,350	855
Receivable from Advisor	-	-	28,783	9,668
Prepaid Expenses	385	277	479	37
Total Assets	233,798	402,639	661,465	121,475
Liabilities:
Payables:
Adviser Fees	-	15	-	-
Distribution Fees	6	107	11	9
Other Accrued Expenses	12,012	13,511	25,925	10,157
Total Liabilities	12,018	13,633	25,936	10,166
Net Assets	$ 221,780	$ 389,006	$ 635,529	$ 111,309

Net Assets Consist of:
Paid In Capital	$ 275,924	$ 421,893	$ 736,363	$ 116,833
Accumulated Net Investment Income (Loss) on Investments	(174)	281	17,200	2,011
Accumulated Realized Loss on Investments	(78,826)	(61,414)	(11,366)	(166)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	24,856	28,246	(106,668)	(7,369)
Net Assets	$ 221,780	$ 389,006	$ 635,529	$ 111,309

Net Asset Value Per Share

Class A
Net Assets	$ 1,320	$ 1,442	$ 2,137	$ 2,692
Shares of beneficial interest outstanding	128.356	127.874	250.748	281.574
Net asset value per share	$ 10.28	$ 11.27	$ 8.52	$ 9.56
Maximum Offering Price Per Share
($10.28/0.95, $11.27/0.95, $8.52/0.95, and $9.56/0.95, respectively) (Note 2)	$ 10.83	$ 11.86	$ 8.97	$ 10.06
Redemption price per share (a)	$ 10.07	$ 11.04	$ 8.35	$ 9.37

Class I
Net Assets	$ 220,460	$ 387,564	$ 633,392	$ 108,617
Shares of beneficial interest outstanding	21,905	34,136	74,080	11,342
Net asset value per share	$ 10.06	$ 11.35	$ 8.55	$ 9.58
Redemption price per share (a)	$ 9.86	$ 11.12	$ 8.38	$ 9.39

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Operations
For the year ended September 30, 2014

	DMS NASDAQ India Bank Index Fund	DMS NASDAQ India MidCap Index Fund	DMS Baltic Index Fund	DMS Poland Large Cap Index Fund
Investment Income:
Dividends	$ 870	$ 2,910	$ 23,214	$ 2,577
Interest	46	39	117	19
Total Investment Income	916	2,949	23,331	2,596

Expenses:
Advisory Fees	1,054	1,224	4,751	451
Distribution Fees:
Class A	4	4	7	7
Transfer Agent Fees	18,782	18,772	18,784	18,779
Registration Fees	1,135	1,608	1,987	750
Audit Fees	1,871	4,732	16,099	1,138
Legal Fees	2,521	2,633	4,799	5,268
Custody Fees	38,689	38,493	3,943	5,609
Printing Fees	311	371	371	253
Index Fees	15,000	15,000	6,860	-
NASDAQ Fees	1,080	1,080	1,080	1,080
Miscellaneous Fees	3,256	3,270	1,552	1,117
Total Expenses	83,703	87,187	60,233	34,452
Fees Waived and Reimbursed by the Advisor	(82,353)	(85,617)	(54,146)	(33,867)
Net Expenses	1,350	1,570	6,087	585

Net Investment Income (Loss)	(434)	1,379	17,244	2,011

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Realized Gain (Loss) on Investments and Foreign Currency	-	3	(44)	(161)
Change In Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	27,491	45,497	(105,709)	(7,307)
Net Realized and Unrealized Loss on Investments and Foreign Currency	27,491	45,500	(105,753)	(7,468)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 27,057	$ 46,879	$ (88,509)	$ (5,457)

The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India Bank Index Fund
Statements of Changes in Net Assets

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (434)	$ 2,950
Net Realized Gain (Loss) on Investments and Foreign Currency	-	(78,826)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	27,491	(2,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,057	(78,511)

Distributions to Shareholders:
Net Investment Income:
Class A	(1)	-
Class I	(2,950)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(2,951)	-

Capital Share Transactions	89,351	186,834

Net Assets:
Net Increase in Net Assets	113,457	108,323
Beginning of Period	108,323	-
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(174) and $2,950, respectively).	$ 221,780	$ 108,323

(a) The DMS India Bank Index Fund commenced investment operations January 16, 2013.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund
Statements of Changes in Net Assets

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 1,379	$ (107)
Net Realized Gain (Loss) on Investments and Foreign Currency	3	(61,417)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	45,497	(17,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,879	(78,775)

Distributions to Shareholders:
Net Investment Income:
Class A	(10)	-
Class I	(1,088)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(1,098)	-

Capital Share Transactions	242,893	79,107

Net Assets:
Net Increase in Net Assets	288,674	332
Beginning of Period	100,332	100,000	(b)
End of Period (Includes Accumulated Undistributed Net
Investment Income of $281 and $0, respectively).	$ 389,006	$ 100,332

(a) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
(b) On August 7, 2012, seed capital was invested.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund
Statements of Changes in Net Assets

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 17,244	$ (247)
Net Realized Loss on Investments	(44)	(11,366)
Unrealized Depreciation on Investments	(105,709)	(959)
Net Decrease in Net Assets Resulting from Operations	(88,509)	(12,572)

Capital Share Transactions	299,724	436,886

Net Assets:
Net Increase in Net Assets	211,215	424,314
Beginning of Period	424,314	-
End of Period (Includes Accumulated Undistributed Net
Investment Income of $17,200 and $0, respectively).	$ 635,529	$ 424,314

(a) The DMS Baltic Index Fund commenced investment operations May 17, 2013.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund
Statements of Changes in Net Assets

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,011	$ 27
Net Realized Loss on Investments and Foreign Currency	(161)	(5)
Unrealized Depreciation on Investments	(7,307)	(62)
Net Decrease in Net Assets Resulting from Operations	(5,457)	(40)

Distributions to Shareholders:
Net Investment Income:
Class A	(12)	-
Class I	(15)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(27)	-

Capital Share Transactions	111,833	5,000

Net Assets:
Net Increase in Net Assets	106,349	4,960
Beginning of Period	4,960	-
End of Period (Includes Accumulated Undistributed Net
Investment Income of $2,011 and $27, respectively).	$ 111,309	$ 4,960

(a) The DMS Poland Large Cap Index Fund commenced investment operations July 31, 2013.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India Bank Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
		Period
	Year Ended	Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.27	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	2.07	(1.81)
Total from Investment Operations	2.02	(1.73)

Distributions:
Net Investment Income	(0.01)	-
Realized Gains	-	-
Total from Distributions	(0.01)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 10.28	$ 8.27

Total Return **	24.44%	(17.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	62.60%	21.17%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(61.95)%	(19.51)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	3.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.57)%	(1.97)%	(b)
Portfolio Turnover	0.00%	322.03%	(c)

(a) The DMS India Bank Index Fund, Class A, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India Bank Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
	Years Ended	Period Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.29	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	2.04	(1.79)
Total from Investment Operations	2.01	(1.71)

Distributions:
Net Investment Income	(0.24)	-
Realized Gains	-	-
Total from Distributions	(0.24)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 10.06	$ 8.29

Total Return **	24.66%	(17.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 220	$ 107
Before Waiver
Ratio of Expenses to Average Net Assets	59.46%	14.48%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(58.81)%	(12.29)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31)%	1.23%	(b)
Portfolio Turnover	0.00%	322.03%	(c)

(a) The DMS India Bank Index Fund, Class I, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.03	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.06	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.28	(1.94)
Total from Investment Operations	3.34	(1.97)

Distributions:
Net Investment Income	(0.10)	-
Realized Gains	-	-
Total from Distributions	(0.10)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 11.27	$ 8.03

Total Return **	42.01%	(19.70)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	61.51%	27.54%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(59.64)%	(26.61)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	1.21%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65%	(0.28)%	(b)
Portfolio Turnover	0.00%	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class A, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.06	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.08	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	3.30	(1.94)
Total from Investment Operations	3.38	(1.94)

Distributions:
Net Investment Income	(0.09)	-
Realized Gains	-	-
Total from Distributions	(0.09)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 11.35	$ 8.06

Total Return **	42.23%	(19.40)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 388	$ 100
Before Waiver
Ratio of Expenses to Average Net Assets	53.12%	19.38%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(51.32)%	(18.42)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.84%	0.00%	(b)
Portfolio Turnover	0.00%	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class I, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
		Period
	Year Ended	Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.78	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.22	(0.03)
Net Loss on Securities (Realized and Unrealized)	(1.48)	(0.19)
Total from Investment Operations	(1.26)	(0.22)

Distributions	-	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 8.52	$ 9.78

Total Return **	(12.88)%	(2.20)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	10.06%	484.60%	(b)
Ratio of Net Investment Loss to Average Net Assets	(6.55)%	(484.32)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	1.21%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.30%	(0.93)%	(b)
Portfolio Turnover	0.00%	325.04%	(c)

(a) The DMS Baltic Index Fund, Class A, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
	Year Ended	Period Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.79	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.26	(0.03)
Net Loss on Securities (Realized and Unrealized)	(1.50)	(0.18)
Total from Investment Operations	(1.24)	(0.21)

Distributions	-	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 8.55	$ 9.79

Total Return **	(12.67)%	(2.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 633	$ 422
Before Waiver
Ratio of Expenses to Average Net Assets	9.50%	34.63%	(b)
Ratio of Net Investment Loss to Average Net Assets	(5.82)%	(33.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.72%	(0.87)%	(b)
Portfolio Turnover	0.00%	325.04%	(c)

(a) The DMS Baltic Index Fund, Class I, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
		Period
	Year Ended	Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.92	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.10	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.41)	(0.13)
Total from Investment Operations	(0.31)	(0.08)

Distributions:
Net Investment Income	(0.05)	-
Realized Gains	-	-
Total from Distributions	(0.05)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 9.56	$ 9.92

Total Return **	(3.17)%	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	448.42%	935.74%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(446.00)%	(931.46)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.41%	1.41%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01%	2.88%	(b)
Portfolio Turnover	0.00%	0.00%	(c)

(a) The DMS Poland Large Cap Index Fund, Class A, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

		For the
		Period
	Year Ended	Ended
	9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.92	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.31	0.05
Net Loss on Securities (Realized and Unrealized)	(0.59)	(0.13)
Total from Investment Operations	(0.28)	(0.08)

Distributions:
Net Investment Income	(0.06)	-
Realized Gains	-	-
Total from Distributions	(0.06)	-

Redemption Fees ***	-	-

Net Asset Value, at End of Period	$ 9.58	$ 9.92

Total Return **	(2.84)%	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 109	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	39.80%	935.33%	(b)
Ratio of Net Investment Loss to Average Net Assets	(35.43)%	(931.05)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.16%	1.16%	(b)
Ratio of Net Investment Income to Average Net Assets	3.21%	3.12%	(b)
Portfolio Turnover	0%	0%	(c)

(a) The DMS Poland Large Cap Index Fund, Class I, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

Note 1. Organization

The DMS NASDAQ India MidCap Index Fund (the “MidCap Fund”), formerly known as DMS India MidCap Index Fund, DMS NASDAQ India Bank Index Fund (the “Bank Fund”), formerly known as DMS India Bank Index Fund, DMS Baltic Index Fund (the “Baltic Fund”), and DMS Poland Large Cap Index Fund (the “Poland Fund”) are series of The DMS Funds (the “Trust”), registered with the Securities and Exchange Commission (“SEC”).  The MidCap Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “diversified” as defined in the Act.  The Bank Fund, Baltic Fund, and Poland Fund are registered with the SEC under the 1940 Act, and each is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Trust has four separate series, currently. The investment advisor to the Fund is DMS Advisors, Inc. (the “Advisor”).

On August 7, 2012 the MidCap Fund was funded with $100,000 in initial seed capital.

The MidCap Fund commenced investment operations on October 9, 2012, the Bank Fund commenced investment operations on January 16, 2013, the Baltic Fund commenced investment operations on May 17, 2013, and the Poland Fund commenced investment operations on July 31, 2013.  Collectively throughout the footnotes to the financial statements these dates will be referred to as “commencement of investment operations.”

The MidCap Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Bank Fund seeks to track the performance of a benchmark index (the CNX Bank Index) that measures the investment return of stocks issued by banking companies located in India.

The Baltic Fund seeks to replicate the OMXBBGI Index, the Baltic Benchmark General Index.  This is an index of the investment return of the thirty largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania).

The Poland Fund seeks to track the performance of a benchmark index, the WIG20 Index, which measures the investment return of stocks issued by large cap companies located in Poland.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Funds is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Funds did not invest in any financial futures contracts during the year ended September 30, 2014.

Federal Income Taxes:  The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds’ to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Funds follow industry practice and record security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Non-Diversified:  Under the 1940 Act, the  Bank Fund, Baltic Fund, and Poland Fund have elected to be classified as a “non-diversified.”  To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

Redemption Fees: Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Advisor may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Funds will assess a 2.00% fee on Class A shares of the Funds, on the redemption or exchange of Funds shares held for 30 days or less and will be paid to the Funds.  The Funds will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Funds for a 30-day period from the date of purchase.  For the year ended September 30, 2014, the Funds did not collect any early redemption fees.

Short Sales: The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security.  When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Expenses:  All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Fund by the Advisor through the fee waiver and expense reimbursement provision of the Investment Management Agreement, discussed below at Note 4.

Sales Charge:  If you purchase Class A shares of the Funds, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge which is disclosed in the Fund’s current Prospectus.

Concentration Risk:  Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.  Other risks that may apply to the Funds are outlined in the Fund’s prospectus and Statement of Additional Information.

Reclassifications - As of September 30, 2014, the Bank Fund recorded permanent book/tax differences of $260 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Note 3.  Fair Value of Investments

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.   In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of each Fund’s securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of September 30, 2014:

Bank Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 72,417	$ -	$ -	$ 72,417
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	156,938	-	-	156,938
	$229,355	$ -	$ -	$229,355

MidCap Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 114,056	$ -	$ -	$ 114,056
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	284,001	-	-	284,001
	$398,057	$ -	$ -	$398,057

Baltic Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$538,610	$ -	$ -	$538,610
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	57,435	-	-	57,435
	$596,045	$ -	$ -	$596,045

Poland Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 56,083	$ -	$ -	$ 56,083
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	49,403	-	-	49,403
	$ 105,486	$ -	$ -	$ 105,486

There were no significant transfers into or out of Level 3 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.  The Funds did not hold any derivative instruments at any time during the year ended September 30, 2014.

Note 4. Investment Management Agreement

The Funds have an investment advisory agreement with the Advisor, under which the Advisor, subject to such policies as the Trustees of the Trust may determine, the Advisor, at its expense, will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Funds pay the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.75% of each Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Baltic Fund, Bank Fund, and MidCap Fund, as necessary, to keep each Fund’s operating expenses at or below 0.96% (with respect to Class I Shares), and 1.21% (with respect to Class A Shares) until June 30, 2015, and continue in effect until such time as the respective Fund reaches $50 million in net assets.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Poland Fund, as necessary, to keep each Fund’s operating expenses at or below 1.41% (with respect to Class A Shares), and 1.16% (with respect to Class I Shares) until June 30, 2015, and continue in effect until such time as the respective Fund reaches $35 million in net assets.

For the year ended September 30, 2014 the Funds incurred the following with respect to advisory fees and reimbursement of expenses:

	Advisory	Expenses
Fund	Fees	Reimbursed

Bank Fund - Class A	$ 8	$ 640
Bank Fund – Class I	$1,046	$ 81,713
MidCap Fund - Class A	$ 8	$ 643
MidCap Fund – Class I	$1,216	$ 84,974
Baltic Fund - Class A	$ 18	$ 211
Baltic Fund – Class I	$4,733	$ 53,935
Poland Fund - Class A	$ 19	$ 11,467
Poland Fund - Class I	$ 432	$ 22,400

At September 30, 2014 the Advisor owed each of the Funds the following amounts with respect to expense reimbursements:

Fund	$ Amount
Bank Fund	$ -
MidCap Fund	$ -
Baltic Fund	$ 28,783
Poland Fund	$ 9,668

At September 30, 2014, the MidCap Fund owed the Adviser $15.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series at no par value.  Transactions in shares of capital stock for the Funds for the years ended September 30, 2014 and September 30, 2013 were as follows:

September 30, 2014

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	28	-	-	28
Value	$ 300	$ 1	$ -	$ 301
Class I
Shares	8,599	340	(7)	8,932
Value	$ 86,164	$ 2,950	$ (64)	$ 89,050

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	27	1	(-)	28
Value	$ 300	$ 10	$ (-)	$ 310
Class I
Shares	21,669	125	(6)	21,788
Value	$ 241,551	$ 1,088	$ (56)	$ 242,583

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	-	(-)	-
Value	$ -	$ -	$ (-)	$ -
Class I
Shares	31,964	-	(965)	30,999
Value	$ 309,016	$ -	$ (9,292)	$ 299,724

Poland Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	30	1	(-)	31
Value	$ 300	$ 12	$ (-)	$ 312
Class I
Shares	11,090	2	(-)	11,092
Value	$ 111,506	$ 15	$ (-)	$ 111,521

September 30, 2013

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	100	-	-	100
Value	$ 1,000	$ -	$ -	$ 1,000
Class I
Shares	51,012	-	(38,038)	12,974
Value	$ 509,210	$ -	$(323,376)	$ 185,834

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	-	(4,900)	(4,900)
Value	$ -	$ -	$ (39,664)	$ (39,664)
Class I
Shares	32,318	-	(24,969)	7,349
Value	$ 327,729	$ -	$ (208,958)	$ 118,771

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	500	-	(249)	251
Value	$ 5,000	$ -	$ (2,500)	$ 2,500
Class I
Shares	45,720	-	(2,640)	43,080
Value	$ 459,975	$ -	$ (25,589)	$ 434,386

Poland Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	250	-	-	250
Value	$ 2,500	$ -	$ -	$ 2,500
Class I
Shares	250	-	-	250
Value	$ 2,500	$ -	$ -	$ 2,500

Shareholders will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of each Fund’s shares redeemed within 30 days after their purchase.  For the year ended September 30, 2014, no redemption fees were collected by any Fund from shareholder transactions and included in paid-in-capital.

Note 6. Investment Transactions

For the year ended September 30, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales

Bank Fund	$ -	$ -
MidCap Fund	$ -	$ 3
Baltic Fund	$ 330,903	$ -
Poland Fund	$ 62,222	$ -

Note 7. Distribution Fee

The Funds established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC.  Since these fees are paid out of each Fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  For the year ended September 30, 2014, the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund accrued $4, $4, $7, and $7, respectively for distribution fees.  At September 30, 2014, distribution fees of $6, $107, $11, and $9, for the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund, respectively were still outstanding to the Funds broker/dealer.

Note 8. Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Each Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, as of September 30, 2014 the tax basis capital gains and losses and undistributed ordinary income are as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Undistributed ordinary income	$ -	$ 281	$17,244	$ 2,011

Capital loss carry-forwards +	$(78,826)	$(61,417)	$ -	$ -

Post-October Capital Loss deferrals between 11/1/13-9/30/14 - ST *	$ -	$ -	$ -	$ (155)

Post-October Currency Loss deferrals between 11/1/13-9/30/14 - ST *	$ -	$ -	$ (44)	$ -

Post-December Ordinary Losses	$ (174)	$ -	$ -	$ -

As of September 30, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Gross unrealized appreciation on investment securities	$ 24,890	$ 35,187	$ 9,438	$ 115
Gross unrealized depreciation on investment securities	(34)	(6,941)	(119,445)	(7,054)
Net unrealized appreciation (depreciation) on investment securities	$ 24,856	$ 28,246	$(110,007)	$ (6,939)

Cost of investments (including short-term investments)**	$ 204,538	$ 369,882	$ 706,052	$ 112,426

+ The capital loss carryforward will be used to offset any capital gains realized by The Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* These deferrals are considered incurred in subsequent year.

** The difference between the book cost and tax cost of investments (if any) represents disallowed wash sales for tax purposes.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-October losses and post-December losses are determined at the end of each fiscal year.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Funds paid the following distributions for the year ended September 30, 2014:

Fund

$ Amount

Tax Character

Bank Fund

$2,951

Ordinary Income

Mid Cap Fund

$1,098

Ordinary Income

Poland Fund

$     27

Ordinary Income

Note 9.  Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of September 30, 2014, Cheryl and Daniel Levengood together, owned approximately 27.72% of the Bank Fund and may be deemed to control the Fund.  As of September 30, 2014, Cheryl and Daniel Levengood together, owned approximately 53.42% of the Poland Fund and may be deemed to control the Fund.

Note 10. New Accounting Pronouncement

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

11. Subsequent Events

At a regularly scheduled Board of Trustees meeting held on September 17, 2014, the Funds’ Board of Trustees unanimously approved closing the Poland Fund.  The Advisor subsequently sent letters to all shareholders informing them of the option to either transfer their shares to another fund within the DMS Trust or to liquidate their position in the Poland Fund.  As of the date of the financial statements, there remained approximately $9,000 in net assets representing two shareholder accounts.  At the same meeting, the Board of Trustees also unanimously approved reducing the minimum investment in Class I shares from $100,000 to $1,500 and dissolving all Class A shares of each of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The DMS Funds

We have audited the accompanying statements of assets and liabilities of the DMS NASDAQ India Bank Index Fund (“Bank Fund”), DMS NASDAQ India MidCap Index Fund (“MidCap Fund”), DMS Baltic Index Fund, (“Baltic Fund”), and DMS Poland Large Cap Index Fund (“Poland Fund”), collectively the Funds, each a series of The DMS Funds (the Trust), including the schedules of investments, as of September 30, 2014 and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the periods commencement of investment operations (January 16, 2013 – Bank Fund, October 9, 2012 – MidCap Fund, May 17, 2013 – Baltic Fund,  and July 31, 2013 – Poland Fund), through September 30, 2013 for the Funds.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of September 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of DMS NASDAQ India Bank Index Fund, DMS NASDAQ India MidCap Index Fund, DMS Baltic Index Fund, and DMS Poland Large Cap Index Fund, collectively the Funds, each a series of The DMS Funds, as of September 30, 2014, the results of their operations, the statements of changes in their net assets and the financial highlights for the year then ended and for the periods commencement of investment operations (January 16, 2013 – Bank Fund, October 9, 2012 – MidCap Fund, May 17, 2013 – Baltic Fund, and July 31,  2013 – Poland Fund), through September  30, 2013 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania November 25, 2014

DMS Funds
Expense Illustration
September 30, 2014 (Unaudited)

Expense Example

As a shareholder of the DMS Fund(s), you incur ongoing costs which consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		DMS NASDAQ India Bank Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$1,074.19	$6.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS NASDAQ India Bank Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$1,074.79	$4.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS NASDAQ India MidCap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$1,197.66	$6.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS NASDAQ India MidCap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$1,199.79	$5.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$892.15	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$893.42	$4.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$951.24	$6.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$7.13

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$952.29	$5.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.87

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2014 (UNAUDITED)

The following persons are “disinterested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Craig Edgerton 55 Trustee 2013	Independent entrepreneur in the energy and horticultural services industries; previously, branch manager for a national landscaping firm.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Ornamental Horticulture from Delaware Valley College, Doylestown, PA.
Helen M. Firestone 54 Trustee 2013	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Accounting from Albright College, Reading, PA; CPIM designation; currently completing Six Sigma certification.
Kathleen P. Heck 51 Trustee and Lead Independent Trustee 2013	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
Thomas C. Heist 71 Trustee 2013	Founder, Tom Heist & Associates, quality assurance consulting; previously, officer with GS1, Company Entier, and Gilbert Commonwealth Engineering.	None, other than a Trustee of each series of The DMS Funds	Engineering degree and numerous certifications from ASQC. International business experience with nuclear power plants and varied industrial plants.
Bonnie Sekulski 62 Trustee 2013	Business owner/ operator, The Hair Works, Reading, PA.	None, other than a Trustee of each series of The DMS Funds	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2014 (UNAUDITED)

The following persons are “interested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with Fund (year first elected as a trustee/officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli [1] 63 Trustee, Chairman, President, CEO & Chief Investment Officer (2013)

Chairman, President, & CEO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business.  Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None, other than Trustee of each series of The DMS Funds
John McCarthy [2] 53 Trustee & Secretary 2013	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None, other than Trustee of each series of The DMS Funds

1        Mr. Kohli is the spouse of Ms. Susan Kohli, an officer of the Fund.

2       Mr. McCarthy is the sibling of Ms. Susan Kohli, an officer of the Fund.

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2014 (UNAUDITED)

Other Officers *

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli ** 48 Executive Vice President and COO 2013

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm.  Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 41 Chief Financial Officer 2013

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

*  All of such officers are affiliated with DMS Advisors, Inc.

**  Ms. Susan Kohli is the spouse of Mr. Peter Kohli, the Chairman of the Fund, and is also the sibling of Mr. John McCarthy, a Trustee of the Fund.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.

No Trustee fees were paid during the year ended September 30, 2014.

DMS FUNDS

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-282-6743, free of charge.

Proxy Voting - A description of each Fund’s policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling each Fund at (866) 282-6743 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how each Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 282-6743 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)

At this time, the registrant believes that the collective experience provided by the members of the audit committee together  offer the  registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2014

$ 24,000

FY 2013

$ 26,000

(b)

Audit-Related Fees

Registrant

FY 2014

$ 0

FY 2013

$ 0

(c)

Tax Fees

Registrant

FY 2014

$ 0,000

FY 2013

$ 7,200

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2014

$ 0

FY 2013

$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than fifty percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant                 Adviser

FY 2014                  $0,000                         $0

FY 2013                  $7,200                        NA

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)                      Code is filed herewith.

(2)

Certifications by the registrant's principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

     (3)                      Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: December 4, 2014

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: December 4, 2014

*Print the name and title of each signing officer under his or her signature.